Investments (Realized Gains and Losses on Sales of Available-for-Sale Securities) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Debt Securities, Available-for-sale [Line Items]
Gross realized gains	¥ 9,955	¥ 36,183
Gross realized losses	(8,497)	(6,167)
Net realized gains (losses) on sales of available-for-sale securities	¥ 1,458	¥ 30,016